Summarized Quarterly Financial Data	12 Months Ended
Dec. 31, 2010
Summarized Quarterly Financial Data [Abstract]
Summarized Quarterly Financial Data
14.	Summarized Quarterly Financial Data

The following unaudited schedule indicates our quarterly results of operations for 2010, 2009 and 2008 (in thousands, except charge volume). We have also included unaudited pro forma quarterly results from 2009 that remove the operating results of CPC resulting from the sale of our equity in CPC. Within the unaudited pro forma results for 2009, we have also included the financial impact of the merchant portfolio acquisition made during the fourth quarter of 2009 as if the acquisition had occurred on January 1, 2009.

Notes to audited consolidated financial statements – (Continued)

	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Total
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Audited)
2010
Revenue	$159,540	$183,933	$175,098	$180,603	$699,174
Interchange	90,997	98,544	97,200	93,836	380,577
Other costs of services	50,601	55,605	54,064	56,603	216,873
Selling, general, and administrative	3,082	3,303	3,771	3,671	13,827
Income from operations	14,860	26,481	20,063	26,493	87,897
Depreciation and amortization	10,625	10,148	9,683	10,765	41,221
Net income attributable to iPayment, Inc.	2,220	8,309	5,217	7,082	22,828
Charge Volume (in millions, unaudited)	5,541	5,853	5,718	5,541	22,653
2009
Revenue	$170,053	$190,745	$182,716	$174,414	$717,928
Interchange	96,910	103,575	101,975	95,070	397,530
Other costs of services	55,368	60,574	56,147	56,164	228,253
Selling, general, and administrative	4,992	5,138	5,149	5,069	20,348
Income from operations	12,783	21,456	19,445	18,113	71,797
Depreciation and amortization	11,956	12,160	10,781	10,931	45,828
Net income (loss) attributable to iPayment, Inc.	(210)	4,224	3,741	3,985	11,740
Charge Volume (in millions, unaudited)	5,737	6,091	6,030	5,668	23,526
2009 — PRO FORMA
Revenue, unaudited	$165,349	$185,082	$175,766	$171,765	$697,962
Interchange, unaudited	95,254	100,814	98,645	93,862	388,575
Other costs of services, unaudited	54,915	59,551	54,835	55,625	224,926
Selling, general, and administrative, unaudited	3,091	3,083	2,971	4,283	13,428
Income from operations, unaudited	12,089	21,635	19,314	17,994	71,032
Depreciation and amortization, unaudited	12,905	13,110	11,728	11,247	48,990
2008
Revenue	$185,455	$212,580	$203,654	$193,136	$794,825
Interchange	108,381	121,855	116,188	104,146	450,570
Other costs of services	55,610	61,892	61,286	62,092	240,880
Selling, general, and administrative	4,981	5,078	5,166	5,716	20,941
Income from operations	16,483	23,755	21,014	21,183	82,434
Depreciation and amortization	8,563	8,988	9,665	10,825	38,041
Net income attributable to iPayment, Inc.	1,331	5,772	3,729	3,471	14,303
Charge Volume (in millions, unaudited)	6,535	7,280	6,924	6,044	26,783